Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions
Related Party Transactions

Note 5 - Related Party Transactions

During the nine months ended September 30, 2014 and 2013, the Company recorded revenue aggregating $40,000 and $32,500, respectively from INVENT Ventures, Inc., a related party entity then owning approximately 45% of the Company’s total shares outstanding.

As of September 30, 2014 and December 31, 2013, the Company owed amounts payable to this related party of $31,067 and $13,244, respectively.

This related party charged the Company management fees totaling $178,587 and $99,575 for the nine months ended September 30, 2014 and 2013, respectively. They also provided the Company with office space for a cost of $31,250 and $43,750 for the nine months ended September 30, 2014 and 2013, respectively.